Condensed Statements of Operations (Unaudited) - USD ($)			3 Months Ended	9 Months Ended
	Dec. 31, 2020		Sep. 30, 2021	Sep. 30, 2021
Income Statement [Abstract]
Formation and operating costs	$ 1,940		$ 639,593	$ 799,820
Loss from operations			(639,593)	(799,820)
Other Income (Loss)
Interest income			25,784	55,688
Excess fair value over cash received for private placement warrants				(355,999)
Change in fair value of warrant liabilities			2,025,330	8,680,011
Offering expenses related to warrant issuance				(844,080)
Total other income			2,051,114	7,535,620
Net income (loss)	$ (1,940)		$ 1,411,521	$ 6,735,800
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	7,500,000	[1]	34,500,000	34,500,000
Basic and diluted net income per share (in Dollars per share)	$ 0.00		$ 0.03	$ 0.16
Weighted average shares outstanding, non-redeemable Class B common stock (in Shares)			8,625,000	8,324,176
Basic and diluted net income per share (in Dollars per share)			$ 0.03	$ 0.16

[1]	Excludes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7).